Stock-based compensation - Summary of Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Options (in number of shares)
Beginning balance (in shares)	409,472	491,057	627,756
Exercised (in shares)	(14,414)	(3,827)	(48,172)
Forfeited or expired (in shares)	(8,878)	(77,758)	(88,527)
Ending balance (in shares)	386,180	409,472	491,057
Fully vested (in shares)	386,180
Weighted average exercise price
Beginning balance (in dollars per share)	$ 9.73	$ 9.66	$ 14.00
Exercised (in dollars per share)	9.02	6.03	6.41
Forfeited / Cancelled (in dollars per share)	17.18	9.65	11.28
Ending balance (in dollars per share)	9.79	$ 9.73	$ 9.66
Fully vested (in dollars per share)	$ 9.79